Related parties	12 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Related parties
30.
Related parties
A.
Transactions with key management personnel
Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.
Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.
In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 24). Senior management and directors also participate in the Company’s share-based compensation plans (note 23).
Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.
Compensation for key management personnel was comprised of:
2025 2024
Short-term employee benefits $ 35,202 $ 39,224
Share-based compensation (a) 51,521 27,373
Post-employment benefits 7,938 12,128
Termination
benefits
- 1,389
Total $ 94,661 $ 80,114
(a) Excludes deferred share units held by directors (see note 23).
Certain key management personnel, or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of those entities. As noted below, some of these entities transacted with the Company during the year. The terms and conditions were on an arm’s length basis.
Cameco purchases a significant amount of goods and services for its Saskatchewan mining operations from northern
Saskatchewan suppliers and other local businesses to support economic development in the region. The president of several of these suppliers is a member of the board of directors. During the year ended December 31, 2025, Cameco paid these suppliers $ 86,265,000
(2024 - $
87,708,000 ). The transactions were conducted in the normal course of business and were accounted for at the exchange amount. Accounts payable includes a balance of $ 2,138,000 at the reporting date (2024 -
$ 1,156,000 ).
B.
Other related party transactions
Transaction value Balance outstanding
year ended as at
2025 2024 2025 2024
Joint venture
Sales revenue (a) $ 144,257 $ 45,433 $ - $ 32
Fuel storage and handling (a) 1 50 - 26
Deferred sales (a) - - 32,148 75,083
Dividends received (a) 309,778 - - -
Associate
Product purchases (b) 461,652 456,963 439,521 301,652
Dividends received (b) 136,971 185,447 - -
(a) Cameco has entered into various agreements with Westinghouse and its subsidiaries and has recognized sales revenue related to fuel supply agreements and incurred costs related to fuel storage and handling fees. Contract terms are in the normal course of business and were accounted for at the exchange amount. Cash dividends are also received from
Westinghouse. Subsequent to year-end, on February 4, 2026, Cameco received a dividend of US$ 49,000,000 .
(b) Cameco purchases uranium concentrate from JV Inkai. Purchases from JV Inkai are based on the prevailing uranium spot price less a 5% discount with extended payment terms. Cash dividends are also received from JV Inkai.